OPERATING SEGMENTS DISCLOSURES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | Segment	3
Intersegment sales	$ 1,968,416,000	$ 1,264,639,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales	$ 0	$ 0